Fair Value Measurements - Schedule of Significant Inputs Used to Estimate the Fair Value of the CVRs (FY) (Details) - Level 3	Dec. 31, 2023	Nov. 13, 2023
Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input	0.95	0.95
Risk-adjusted discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input	0.137	0.144